February 24, 2015

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:   BMO Funds, Inc. (Registration Nos. 033-48907; 811-58433)

Ladies and Gentlemen:

Attached for filing on behalf of BMO Funds, Inc. pursuant to Rule 497(e) under the Securities Act of 1933, as amended, please find exhibits containing interactive data relating to the BMO Target Retirement 2050 Fund (the “Fund”). The interactive data mirrors the summary information in the prospectus, which was supplemented on February 20, 2015 under Rule 497(e) (SEC Accession No. 0001193123-15-055446). This filing is being made for the sole purpose of submitting the XBRL exhibits for the Fund.

If you have any questions regarding this filing, please do not hesitate to contact me.

Very truly yours,

GODFREY & KAHN, S.C.

/s/ Laura A. Bautista

Laura A. Bautista

13119242.1